REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2025
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE RECOGNITION
NOTE 4:-	REVENUE RECOGNITION

During the six months ended June 30, 2025 and 2024, the Company recognized revenue at a point in time for LiDAR sensors and critical components, after transferring the control of the goods to the customer of $2,020 and $3,316, respectively.

During the six months ended June 30, 2025 and 2024, the Company recognized revenue at a point in time for application engineering services, after receiving customer acceptance of $20,336 and $10,405, respectively.

In June 2025 the Company entered into a contract with a customer for the sale of machinery (including subsequent adjustments to the machinery) for $10,000. During the six months ended June 30, 2025, the Company recognized revenue at a point in time from the sale of machinery, after transferring the control of the machinery to the customer of $4,781.

Deferred Revenues

During the six months ended June 30, 2025, the Company recognized $100 that was included in deferred revenues balance at December 31, 2024.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of application engineering services revenues not yet rendered. As of June 30, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $16,062 (out of which $1,139 is recorded as deferred revenues), which the Company expects to recognize as revenues within the next 12 months.